Related Party Transactions - Amounts of due from and due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
China Mobile
Amounts due from related parties:
Amounts due from related parties	¥ 2,881	¥ 2,057
Amounts due to related parties:
Amounts due to related parties	74	8
Other Entities Within Phoenix TV Group
Amounts due from related parties:
Amounts due from related parties	69,854	71,262
Amounts due to related parties:
Amounts due to related parties	27,070	20,316
Fengyi Technology
Amounts due from related parties:
Amounts due from related parties	1,657	3,085
Amounts due to related parties:
Amounts due to related parties	2,000	4,003
Related Party
Amounts due from related parties:
Amounts due from related parties	74,392	76,404
Amounts due to related parties:
Amounts due to related parties	¥ 29,144	¥ 24,327